UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22626

SALIENT MIDSTREAM & MLP FUND

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(Address of principal executive offices) (Zip code)

George Zornada, Esq.

K&L Gates

State Street Financial Center

One Lincoln Street

Boston, Ma 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 993-4001

Date of fiscal year end: November 30

Date of reporting period: July 1, 2013 through June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2013 TO JUNE 30, 2014

Salient Midstream & MLP Fund

GOLAR LNG PARTNERS LP

Security	Y2745C102	Meeting Type	Annual

Ticker Symbol	GMLP	Meeting Date	20-Sep-2013

ISIN	MHY2745C1021	Agenda	933863929 - Management

Item	Proposal	Type	Vote	For/Against Management

1	TO ELECT BART VELDHUIZEN AS A CLASS I DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2016 ANNUAL MEETING OF LIMITED PARTNERS.	Management	For	For

Salient Midstream & MLP Fund

ENTERPRISE PRODUCTS PARTNERS L.P.

Security	293792107	Meeting Type	Special

Ticker Symbol	EPD	Meeting Date	30-Sep-2013

ISIN	US2937921078	Agenda	933872714 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	PROPOSAL TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE 2008 ENTERPRISE PRODUCTS LONG-TERM INCENTIVE PLAN.	Management	For	For

2.	PROPOSAL TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE EPD UNIT PURCHASE PLAN.	Management	For	For

Salient Midstream & MLP Fund

PLAINS ALL AMERICAN PIPELINE, L.P.

Security	726503105	Meeting Type	Special

Ticker Symbol	PAA	Meeting Date	19-Nov-2013

ISIN	US7265031051	Agenda	933884783 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	PROPOSAL TO APPROVE THE PLAINS ALL AMERICAN 2013 LONG-TERM INCENTIVE PLAN.	Management	For	For

2.	PROPOSAL TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF DEEMED NECESSARY OR APPROPRIATE BY OUR GENERAL PARTNER, TO SOLICIT ADDITIONAL PROXIES.	Management	For	For

Salient Midstream & MLP Fund

NAVIOS MARITIME PARTNERS L.P.

Security	Y62267102	Meeting Type	Annual

Ticker Symbol	NMM	Meeting Date	04-Dec-2013

ISIN	MHY622671029	Agenda	933893059 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	DIRECTOR	Management

	1 DIMITRIS P. GKOURAS		For	For

2.	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS THE COMPANY’S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	Management	For	For

Salient Midstream & MLP Fund

LINN ENERGY, LLC

Security	536020100	Meeting Type	Annual

Ticker Symbol	LINE	Meeting Date	16-Dec-2013

ISIN	US5360201009	Agenda	933900486 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	DIRECTOR	Management

	1 GEORGE A. ALCORN		For	For

	2 DAVID D. DUNLAP		For	For

	3 MARK E. ELLIS		For	For

	4 MICHAEL C. LINN		For	For

	5 JOSEPH P. MCCOY		For	For

	6 JEFFREY C. SWOVELAND		For	For

2.	RATIFICATION OF THE SELECTION OF KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANT FOR LINN FOR 2013.	Management	For	For

3.	APPROVAL OF THE ISSUANCE OF LINN UNITS TO LINNCO, LLC (“LINNCO”) IN EXCHANGE FOR THE CONTRIBUTION OF BERRY PETROLEUM COMPANY (“BERRY”) TO LINN PURSUANT TO THE TRANSACTIONS CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER, DATED AS OF FEBRUARY 20, 2013, AS AMENDED BY AMENDMENT NO. 1 TO AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 3, 2013, AND AMENDMENT NO. 2 TO AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 13, 2013, BY AND AMONG BERRY, BACCHUS HOLDCO, INC., A DIRECT WHOLLY OWNED SUBSIDIARY OF (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).	Management	For	For

4.	APPROVAL OF AN AMENDMENT AND RESTATEMENT OF THE LINN ENERGY, LLC AMENDED AND RESTATED LONG -TERM INCENTIVE PLAN (THE “LTIP”), WHICH INCREASES THE TOTAL NUMBER OF LINN UNITS AUTHORIZED TO BE ISSUED UNDER THE LTIP FROM 12,200,000 UNITS TO 21,000,000 UNITS.	Management	For	For

5.	APPROVAL OF ANY ADJOURNMENT OF THE LINN ANNUAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF ALL OF THE PROPOSALS VOTED ON BY THE LINN UNITHOLDERS AT THE LINN ANNUAL MEETING.	Management	For	For

Salient Midstream & MLP Fund

LINNCO, LLC

Security	535782106	Meeting Type	Annual

Ticker Symbol	LNCO	Meeting Date	16-Dec-2013

ISIN	US5357821066	Agenda	933900498 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	APPROVAL OF THE ISSUANCE OF LINNCO, LLC (“LINNCO”) COMMON SHARES TO THE STOCKHOLDERS OF BERRY PETROLEUM COMPANY (“BERRY”), PURSUANT TO THE AGREEMENT AND PLAN OF MERGER, DATED AS OF FEBRUARY 20, 2013, AS AMENDED BY AMENDMENT NO. 1 TO AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 3, 2013, AND AMENDMENT NO. 2 TO AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 13, 2013, BY AND AMONG BERRY, BACCHUS HOLDCO, INC., A DIRECT WHOLLY OWNED SUBSIDIARY OF BERRY (“HOLDCO”), BACCHUS (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).	Management	For	For

2.	APPROVAL OF CERTAIN AMENDMENTS TO THE LIMITED LIABILITY COMPANY AGREEMENT OF LINNCO THAT WILL BE IN EFFECT ONLY FOR PURPOSES OF THE TRANSACTIONS DESCRIBED IN THE JOINT PROXY STATEMENT/ PROSPECTUS, INCLUDING (1) TO PERMIT LINNCO TO ACQUIRE MORE THAN ONE LINN UNIT FOR EACH LINNCO COMMON SHARE THAT IT ISSUES IN CONNECTION WITH THE TRANSACTIONS DESCRIBED IN THE JOINT PROXY STATEMENT/PROSPECTUS, (2) TO PROVIDE THAT THE CONTRIBUTION BY LINNCO TO LINN OF ASSETS THAT LINNCO RECEIVES IN SUCH (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).	Management	For	For

3.	APPROVAL OF CERTAIN AMENDMENTS TO THE LIMITED LIABILITY COMPANY AGREEMENT OF LINNCO AS DESCRIBED ABOVE THAT WILL CONTINUE TO BE IN EFFECT AFTER THE CLOSING OF THE TRANSACTIONS DESCRIBED IN THE JOINT PROXY STATEMENT/PROSPECTUS (INCLUDING FOR PURPOSES OF ANY SIMILAR TRANSACTIONS IN THE FUTURE).	Management	For	For

4.	DIRECTOR	Management

	1 GEORGE A. ALCORN		For	For

	2 DAVID D. DUNLAP		For	For

	3 MARK E. ELLIS		For	For

	4 MICHAEL C. LINN		For	For

	5 JOSEPH P. MCCOY		For	For

	6 JEFFREY C. SWOVELAND		For	For

Salient Midstream & MLP Fund

5.	APPROVAL OF THE RATIFICATION OF THE SELECTION OF KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANT FOR LINN FOR 2013.	Management	For	For

6.	APPROVAL OF THE ISSUANCE OF LINN UNITS TO LINNCO IN EXCHANGE FOR THE CONTRIBUTION OF BERRY TO LINN PURSUANT TO THE TRANSACTIONS CONTEMPLATED BY THE MERGER AGREEMENT AND THE CONTRIBUTION AGREEMENT DATED FEBRUARY 20, 2013, BY AND BETWEEN LINNCO AND LINN, AS AMENDED BY AMENDMENT NO. 1 TO CONTRIBUTION AGREEMENT, DATED AS OF NOVEMBER 3, 2013.	Management	For	For

7.	APPROVAL OF AN AMENDMENT AND RESTATEMENT OF THE LINN ENERGY, LLC AMENDED AND RESTATED LONG -TERM INCENTIVE PLAN (THE “LTIP”), WHICH INCREASES THE TOTAL NUMBER OF LINN UNITS AUTHORIZED TO BE ISSUED UNDER THE LTIP FROM 12,200,000 UNITS TO 21,000,000 UNITS.	Management	For	For

8.	APPROVAL OF ANY ADJOURNMENT OF THE LINN ANNUAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF ALL OF THE PROPOSALS VOTED ON BY THE LINN UNITHOLDERS AT THE LINN ANNUAL MEETING.	Management	For	For

9.	APPROVAL OF THE RATIFICATION OF THE SELECTION OF KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANT FOR LINNCO FOR 2013.	Management	For	For

10.	APPROVAL OF ANY ADJOURNMENT OF THE LINNCO ANNUAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF ALL OF THE FOREGOING PROPOSALS.	Management	For	For

Salient Midstream & MLP Fund

CROSSTEX ENERGY, INC.

Security	22765Y104	Meeting Type	Special

Ticker Symbol	XTXI	Meeting Date	07-Mar-2014

ISIN	US22765Y1047	Agenda	933923345 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF OCTOBER 21, 2013, AS SUCH AGREEMENT MAY BE AMENDED FROM TIME TO TIME, BY AND AMONG CROSSTEX ENERGY, INC. (“CROSSTEX”), DEVON ENERGY CORPORATION (“DEVON”), ACACIA NATURAL GAS CORP I, INC. (“NEW ACACIA”), ENLINK MIDSTREAM, LLC (FORMERLY KNOWN AS NEW (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL)	Management	For	For

2.	PROPOSAL TO APPROVE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF PROPOSAL 1	Management	For	For

3.	PROPOSAL TO APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, A RESOLUTION REGARDING THE COMPENSATION PAYMENTS THAT WILL OR MAY BE PAID BY CROSSTEX TO ITS NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE CROSSTEX MERGER	Management	For	For

Salient Midstream & MLP Fund

SPECTRA ENERGY CORP

Security	847560109	Meeting Type	Annual

Ticker Symbol	SE	Meeting Date	15-Apr-2014

ISIN	US8475601097	Agenda	933927634 - Management

Item	Proposal	Type	Vote	For/Against Management

1A.	ELECTION OF DIRECTOR: GREGORY L. EBEL	Management	For	For

1B.	ELECTION OF DIRECTOR: AUSTIN A. ADAMS	Management	For	For

1C.	ELECTION OF DIRECTOR: JOSEPH ALVARADO	Management	For	For

1D.	ELECTION OF DIRECTOR: PAMELA L. CARTER	Management	For	For

1E.	ELECTION OF DIRECTOR: CLARENCE P. CAZALOT, JR.	Management	For	For

1F.	ELECTION OF DIRECTOR: F. ANTHONY COMPER	Management	For	For

1G.	ELECTION OF DIRECTOR: PETER B. HAMILTON	Management	For	For

1H.	ELECTION OF DIRECTOR: MICHAEL MCSHANE	Management	For	For

1I.	ELECTION OF DIRECTOR: MICHAEL G. MORRIS	Management	For	For

1J.	ELECTION OF DIRECTOR: MICHAEL E.J. PHELPS	Management	For	For

2.	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS SPECTRA ENERGY CORP’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2014.	Management	For	For

3.	AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.	Management	For	For

4.	SHAREHOLDER PROPOSAL CONCERNING DISCLOSURE OF POLITICAL CONTRIBUTIONS.	Shareholder	Against	For

5.	SHAREHOLDER PROPOSAL CONCERNING METHANE EMISSIONS TARGET.	Shareholder	Against	For

Salient Midstream & MLP Fund

LINNCO, LLC

Security	535782106	Meeting Type	Annual

Ticker Symbol	LNCO	Meeting Date	22-Apr-2014

ISIN	US5357821066	Agenda	933935491 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	DIRECTOR	Management

	1 MARK E. ELLIS		For	For

	2 DAVID D. DUNLAP		For	For

	3 STEPHEN J. HADDEN		For	For

	4 MICHAEL C. LINN		For	For

	5 JOSEPH P. MCCOY		For	For

	6 JEFFREY C. SWOVELAND		For	For

2.	TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANT OF LINN FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	Management	For	For

3.	TO PROVIDE A NON-BINDING ADVISORY VOTE APPROVING LINN’S EXECUTIVE COMPENSATION PROGRAM.	Management	Against	Against

4.	TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANT OF LINNCO, LLC (“LINNCO”) FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	Management	For	For

Salient Midstream & MLP Fund

NRG YIELD, INC.

Security	62942X108	Meeting Type	Annual

Ticker Symbol	NYLD	Meeting Date	06-May-2014

ISIN	US62942X1081	Agenda	933948309 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	DIRECTOR	Management

	1 DAVID CRANE		Withheld	Against

	2 JOHN F. CHLEBOWSKI		For	For

	3 KIRKLAND B. ANDREWS		Withheld	Against

	4 BRIAN R. FORD		For	For

	5 MAURICIO GUTIERREZ		Withheld	Against

	6 FERRELL P. MCCLEAN		For	For

	7 CHRISTOPHER S. SOTOS		Withheld	Against

2.	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2014.	Management	For	For

Salient Midstream & MLP Fund

KINDER MORGAN, INC.

Security	49456B101	Meeting Type	Annual

Ticker Symbol	KMI	Meeting Date	19-May-2014

ISIN	US49456B1017	Agenda	933968793 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	DIRECTOR	Management

	1 RICHARD D. KINDER		For	For

	2 STEVEN J. KEAN		For	For

	3 ANTHONY W. HALL, JR.		For	For

	4 DEBORAH A. MACDONALD		For	For

	5 MICHAEL J. MILLER		For	For

	6 MICHAEL C. MORGAN		For	For

	7 FAYEZ SAROFIM		For	For

	8 C. PARK SHAPER		For	For

	9 JOEL V. STAFF		For	For

	10 JOHN M. STOKES		For	For

	11 ROBERT F. VAGT		For	For

2.	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.	Management	For	For

3.	STOCKHOLDER PROPOSAL RELATING TO A REPORT ON OUR COMPANY’S RESPONSE TO CLIMATE CHANGE.	Shareholder	Against	For

4.	STOCKHOLDER PROPOSAL RELATING TO A REPORT ON METHANE EMISSIONS AND PIPELINE MAINTENANCE.	Shareholder	Against	For

5.	STOCKHOLDER PROPOSAL RELATING TO AN ANNUAL SUSTAINABILITY REPORT.	Shareholder	For	Against

Salient Midstream & MLP Fund

ONEOK, INC.

Security	682680103	Meeting Type	Annual

Ticker Symbol	OKE	Meeting Date	21-May-2014

ISIN	US6826801036	Agenda	933966078 - Management

Item	Proposal	Type	Vote	For/Against Management

1A.	ELECTION OF DIRECTOR: JAMES C. DAY	Management	For	For

1B.	ELECTION OF DIRECTOR: JULIE H. EDWARDS	Management	For	For

1C.	ELECTION OF DIRECTOR: WILLIAM L. FORD	Management	For	For

1D.	ELECTION OF DIRECTOR: JOHN W. GIBSON	Management	For	For

1E.	ELECTION OF DIRECTOR: BERT H. MACKIE	Management	For	For

1F.	ELECTION OF DIRECTOR: STEVEN J. MALCOLM	Management	For	For

1G.	ELECTION OF DIRECTOR: JIM W. MOGG	Management	For	For

1H.	ELECTION OF DIRECTOR: PATTYE L. MOORE	Management	For	For

1I.	ELECTION OF DIRECTOR: GARY D. PARKER	Management	For	For

1J.	ELECTION OF DIRECTOR: EDUARDO A. RODRIGUEZ	Management	For	For

1K.	ELECTION OF DIRECTOR: TERRY K. SPENCER	Management	For	For

2.	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ONEOK, INC.	Management	For	For

3.	AN ADVISORY VOTE TO APPROVE THE COMPANY’S EXECUTIVE COMPENSATION.	Management	For	For

4.	A SHAREHOLDER PROPOSAL REGARDING PUBLICATION OF A REPORT ON METHANE EMISSIONS.	Shareholder	Against	For

Salient Midstream & MLP Fund

MACQUARIE INFRASTRUCTURE CO. LLC

Security	55608B105	Meeting Type	Annual

Ticker Symbol	MIC	Meeting Date	21-May-2014

ISIN	US55608B1052	Agenda	933970940 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	DIRECTOR	Management

	1 NORMAN H. BROWN, JR.		For	For

	2 GEORGE W. CARMANY, III		For	For

	3 H.E. (JACK) LENTZ		For	For

	4 OUMA SANANIKONE		For	For

	5 WILLIAM H. WEBB		Withheld	Against

2.	THE RATIFICATION OF THE SELECTION OF KPMG LLP AS OUR INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	Management	For	For

3.	THE APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.	Management	For	For

4.	THE APPROVAL OF THE 2014 INDEPENDENT DIRECTORS EQUITY PLAN.	Management	For	For

Salient Midstream & MLP Fund

THE WILLIAMS COMPANIES, INC.

Security	969457100	Meeting Type	Annual

Ticker Symbol	WMB	Meeting Date	22-May-2014

ISIN	US9694571004	Agenda	933985294 - Management

Item	Proposal	Type	Vote	For/Against Management

1A.	ELECTION OF DIRECTOR: ALAN S. ARMSTRONG	Management	For	For

1B.	ELECTION OF DIRECTOR: JOSEPH R. CLEVELAND	Management	For	For

1C.	ELECTION OF DIRECTOR: KATHLEEN B. COOPER	Management	For	For

1D.	ELECTION OF DIRECTOR: JOHN A. HAGG	Management	For	For

1E.	ELECTION OF DIRECTOR: JUANITA H. HINSHAW	Management	For	For

1F.	ELECTION OF DIRECTOR: RALPH IZZO	Management	For	For

1G.	ELECTION OF DIRECTOR: FRANK T. MACINNIS	Management	For	For

1H.	ELECTION OF DIRECTOR: ERIC W. MANDELBLATT	Management	For	For

1I.	ELECTION OF DIRECTOR: STEVEN W. NANCE	Management	For	For

1J.	ELECTION OF DIRECTOR: MURRAY D. SMITH	Management	For	For

1K.	ELECTION OF DIRECTOR: JANICE D. STONEY	Management	For	For

1L.	ELECTION OF DIRECTOR: LAURA A. SUGG	Management	For	For

2.	APPROVAL OF THE AMENDMENT TO THE WILLIAMS COMPANIES, INC. 2007 INCENTIVE PLAN.	Management	For	For

3.	APPROVAL OF THE AMENDMENT TO THE WILLIAMS COMPANIES, INC. 2007 EMPLOYEE STOCK PURCHASE PLAN.	Management	For	For

4.	RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS FOR 2014.	Management	For	For

5.	APPROVAL, BY NONBINDING ADVISORY VOTE, OF THE COMPANY’S EXECUTIVE COMPENSATION.	Management	For	For

Salient Midstream & MLP Fund

BUCKEYE PARTNERS, L.P.

Security	118230101	Meeting Type	Annual

Ticker Symbol	BPL	Meeting Date	03-Jun-2014

ISIN	US1182301010	Agenda	933992580 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	DIRECTOR	Management

	1 FORREST E. WYLIE		For	For

	2 BARBARA J. DUGANIER		For	For

	3 JOSEPH A. LASALA, JR.		For	For

	4 MARTIN A. WHITE		For	For

2.	THE RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS, L.P.’S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2014.	Management	For	For

3.	THE APPROVAL, IN AN ADVISORY VOTE, OF THE COMPENSATION OF BUCKEYE’S NAMED EXECUTIVE OFFICERS AS DESCRIBED IN OUR PROXY STATEMENT PURSUANT TO ITEM 402 OF REGULATION S-K.	Management	Against	Against

Salient Midstream & MLP Fund

MARKWEST ENERGY PARTNERS LP

Security	570759100	Meeting Type	Annual

Ticker Symbol	MWE	Meeting Date	06-Jun-2014

ISIN	US5707591005	Agenda	934004906 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	DIRECTOR	Management

	1 FRANK M. SEMPLE		For	For

	2 DONALD D. WOLF		For	For

	3 W.A. BRUCKMANN III		For	For

	4 MICHAEL L. BEATTY		For	For

	5 CHARLES K. DEMPSTER		For	For

	6 DONALD C. HEPPERMANN		For	For

	7 RANDALL J. LARSON		For	For

	8 ANNE E. FOX MOUNSEY		For	For

	9 WILLIAM P. NICOLETTI		For	For

2	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE PARTNERSHIP’S NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE PARTNERSHIP’S PROXY STATEMENT FOR THE 2014 ANNUAL MEETING OF COMMON UNITHOLDERS.	Management	Against	Against

3	RATIFICATION OF DELOITTE & TOUCHE LLP AS THE PARTNERSHIP’S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Salient Midstream & MLP Fund

By:	/s/ Greg A. Reid
Greg A. Reid
Chief Executive Officer

Date:	August 28 2014